Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	6
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,869,497.22

Principal:
Principal Collections	$23,790,673.52
Prepayments in Full	$16,576,535.30
Liquidation Proceeds	$509,987.67
Recoveries	$2,243.43
Sub Total	$40,879,439.92
Collections	$44,748,937.14

Purchase Amounts:
Purchase Amounts Related to Principal	$178,002.72
Purchase Amounts Related to Interest	$1,000.46
Sub Total	$179,003.18

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$44,927,940.32

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	6
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee/Expenses	$0.00	$0.00	$0.00	$0.00	$44,927,940.32
Servicing Fee	$887,746.09	$887,746.09	$0.00	$0.00	$44,040,194.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$44,040,194.23
Interest - Class A-2 Notes	$134,469.69	$134,469.69	$0.00	$0.00	$43,905,724.54
Interest - Class A-3 Notes	$193,040.00	$193,040.00	$0.00	$0.00	$43,712,684.54
Interest - Class A-4 Notes	$73,675.67	$73,675.67	$0.00	$0.00	$43,639,008.87
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,639,008.87
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$43,602,508.37
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$43,602,508.37
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$43,573,567.37
Third Priority Principal Payment	$18,948,940.21	$18,948,940.21	$0.00	$0.00	$24,624,627.16
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$24,584,723.66
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$24,584,723.66
Regular Principal Payment	$34,904,000.35	$24,584,723.66	$0.00	$0.00	$0.00
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residuel Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$44,927,940.32

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$18,948,940.21
Regular Principal Payment					$24,584,723.66
Total					$43,533,663.87
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$43,533,663.87	$100.12	$134,469.69	$0.31	$43,668,133.56	$100.43
Class A-3 Notes	$0.00	$0.00	$193,040.00	$0.48	$193,040.00	$0.48
Class A-4 Notes	$0.00	$0.00	$73,675.67	$0.63	$73,675.67	$0.63
Class B Notes	$0.00	$0.00	$36,500.50	$0.93	$36,500.50	$0.93
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$43,533,663.87	$32.44	$506,530.36	$0.38	$44,040,194.23	$32.82

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	6

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$424,641,131.26	0.9766355	$381,107,467.39	0.8765121
Class A-3 Notes	$406,400,000.00	1.0000000	$406,400,000.00	1.0000000
Class A-4 Notes	$116,330,000.00	1.0000000	$116,330,000.00	1.0000000
Class B Notes	$39,460,000.00	1.0000000	$39,460,000.00	1.0000000
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$1,039,451,131.26	0.7746634	$995,917,467.39	0.7422194

Pool Information
Weighted Average APR	4.343%	4.332%
Weighted Average Remaining Term	51.24	50.40
Number of Receivables Outstanding	50,362	48,871
Pool Balance	$1,065,295,307.75	$1,023,980,607.49
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,034,267,371.41	$994,192,191.05
Pool Factor	0.7872755	0.7567430

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$15,359,709.11
Yield Supplement Overcollateralization Amount	$29,788,416.44
Targeted Overcollateralization Amount	$38,382,416.79
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$28,063,140.10

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	October 2013
Payment Date	11/15/2013
Transaction Month	6

VIII. NET LOSSES AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Realized Losses		177	$259,501.05
(Recoveries)		4	$2,243.43
Net Losses for Current Collection Period			$257,257.62
Cumulative Net Losses Last Collection Period			$387,108.13
Cumulative Net Losses for all Collection Periods			$644,365.75

Ratio of Net Losses for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.29%

Delinquent Receivables:
	% of EOP Pool Balance	# of Receivables	Amount
31-60 Days Delinquent	0.84%	383	$8,566,376.90
61-90 Days Delinquent	0.09%	42	$908,031.25
91-120 Days Delinquent	0.03%	13	$288,928.56
Over 120 Days Delinquent	0.01%	3	$92,319.63
Total Delinquent Receivables	0.96%	441	$9,855,656.34

Repossession Inventory:
Repossessed in the Current Collection Period		29	$783,825.67
Total Repossessed Inventory		42	$1,215,504.27

Ratio of Net Losses to the Average Pool Balance for the Collection Period:
Second Preceding Collection Period			0.1675%
Preceding Collection Period			0.2264%
Current Collection Period			0.2955%
Three Month Average			0.2298%

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.0462%
Preceding Collection Period			0.1191%
Current Collection Period			0.1187%
Three Month Average			0.0947%

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2013

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Daniel J. Gardetto
Assistant Treasurer